                                STI CLASSIC FUNDS

           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS

                       SUPPLEMENT DATED FEBRUARY 16, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING A CHANGE TO THE STI CLASSIC STRATEGIC QUANTITATIVE EQUITY FUND'S PRINCIPAL INVESTMENT STRATEGY AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.

Effective April 17, 2006 the STI Classic Strategic Quantitative Equity Fund will be renamed the STI Classic Large Cap Quantitative Equity Fund. The Fund will also adopt a principal investment strategy of investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. traded companies with market capitalizations of at least $3 billion.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

              STI CLASSIC EQUITY FUNDS I SHARES (FORMERLY T SHARES)

                       SUPPLEMENT DATED FEBRUARY 16, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING A CHANGE TO THE STI CLASSIC STRATEGIC QUANTITATIVE EQUITY FUND'S PRINCIPAL INVESTMENT STRATEGY AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.

Effective April 17, 2006 the STI Classic Strategic Quantitative Equity Fund will be renamed the STI Classic Large Cap Quantitative Equity Fund. The Fund will also adopt a principal investment strategy of investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. traded companies with market capitalizations of at least $3 billion.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                STI CLASSIC FUNDS

                       STRATEGIC QUANTITATIVE EQUITY FUND

       STI CLASSIC EQUITY FUNDS A SHARES AND C SHARES (FORMERLY L SHARES)

                       SUPPLEMENT DATED FEBRUARY 16, 2006
                     TO THE PROSPECTUS DATED AUGUST 1, 2005

THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING A CHANGE TO THE STI CLASSIC STRATEGIC QUANTITATIVE EQUITY FUND'S PRINCIPAL INVESTMENT STRATEGY AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.

Effective April 17, 2006 the STI Classic Strategic Quantitative Equity Fund will be renamed the STI Classic Large Cap Quantitative Equity Fund. The Fund will also adopt a principal investment strategy of investing, under normal circumstances, at least 80% of its net assets in equity securities of U.S. traded companies with market capitalizations of at least $3 billion.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE